Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
(a) Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.
(b) Principles of consolidation
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of the board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.
All significant intercompany balances and transactions within the Group have been eliminated upon consolidation.

(c) Discontinued operations
The Group reports a disposal of its component or a group of its components as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on the Group’s operations and financial results. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. In the period that a discontinued operation is classified as held for sale, the assets and liabilities of the discontinued operation are presents separately in asset and liability sections, respectively, of the consolidated balance sheets and prior periods are presented on a comparative basis. In the consolidated statements of operations and comprehensive loss, the results from discontinued operations are reported separately from the income and expenses from continuing operations and prior periods are presented on a comparative basis. Cash flows for discontinued operations are presented separately in the consolidated statements of cash flows. Unless otherwise noted, discussion in the Notes to consolidated financial statements refers to the Group’s continuing operations. Refer to Note 3 for additional information.
(d) Use of estimates
The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes.
Significant accounting estimates include, but are not limited to, determination of the learning period of the customers, fair value of assets and liabilities acquired in business combinations, allowances for expected credit losses, assessment for impairment of long-lived assets, intangible assets and goodwill, lower of cost and net realizable value of inventories, valuation allowance of deferred tax assets, valuation and recognition of share-based compensation expenses. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.
(e) Functional currency and foreign currency translation
The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company is United States dollars (“US$” or “USD”). The functional currency of the Company’s PRC subsidiaries, VIEs, VIEs’ subsidiaries as well as one subsidiary incorporated in Hong Kong is RMB. The determination of the respective functional currencies based on the criteria of ASC 830,
Foreign Currency Matters
.
In the consolidated financial statements, the financial information of the Company has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive loss in the consolidated statements of operations and comprehensive loss.
Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet date. Net gains and losses resulting from foreign exchange transactions are included in others, net in the consolidated statements of operations and comprehensive loss.
(f) Convenience translation
Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into USD as of and for the year ended December 31, 2023 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 7.0999, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into USD at such rate.

(g) Fair value measurements
Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation techniques are observable or unobservable. The hierarchy is as follows:
Level 1—Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.
Level 2—Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.
Level 3—Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.
Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, time deposits, restricted cash, short-term investments, accounts receivable, other receivables, amounts due from/to NetEase Group, accounts payables, contract liabilities, accrued liabilities and other payables, short-term loans and long-term loans from NetEase Group of which the carrying values approximate their fair values. Please see Note 18 for additional information.
(h) Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and demand deposits, which have original maturities less than three months and are readily convertible to known amount of cash.
(i) Time deposits
Time deposits represent time deposits placed with banks with original maturities of three months or more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of operations and comprehensive loss during the periods presented.

(j) Receivables, net
The Group’s receivables are subject to the measurement of credit losses within the scope of ASC 326. To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances.
(k) Investments
i) Short-term investments
Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets. In accordance with ASC 825,
Financial Instruments,
the Group elected the fair value option at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive loss as others, net.
ii) Long-term investments
Long-term investments are comprised of equity investments in privately-held companies and limited partnership.
For investments in ordinary shares or
in-substance
ordinary shares issued by privately-held companies on which the Group does not have significant influence, and investments in privately-held companies’ shares that are not ordinary shares or in-substance
ordinary shares, as these equity securities do not have readily determinable fair value, the Group measures these equity investments without readily determinable fair value at cost, less impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (referred to as the measurement alternative). All gains and losses on these equity investments, realized and unrealized, are recognized in others, net in the consolidated statements of operations and comprehensive loss.
Investments in ordinary shares or
in-substance
ordinary shares of privately-held companies and limited partnership in which the Group has significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method.
Management regularly evaluates the impairment of the equity investments without readily determinable fair value and equity method investments at each balance sheet date, or more frequently if events or circumstances indicate that the carrying amount may not be recoverable. For investments without readily determinable fair values, management performs a qualitative assessment of impairment indicators. If considered impaired, management estimates the fair value of the investment, and records an impairment in the consolidated statements of operations and comprehensive loss to the extent the carrying amount exceeds the fair value. For equity method investments, management considers if the investment is impaired when events or circumstances suggest the carrying amount may not be recoverable, and recognizes any impairment charge in the consolidated statements of operations and comprehensive loss for a decline in value that is determined to be other than temporary.

(l) Inventories
Inventories, consisting of smart devices and learning materials for tutoring services, are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in cost of revenues in the consolidated statements of operations and comprehensive loss.
(m) Property, equipment and software, net
Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range as follows:

Servers and computers	3-5 years
Furniture, fixtures, office and other equipment	3-5 years
Leasehold improvements	The shorter of the useful life or term of the lease
Software and others	3-5 years
Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property, equipment and software is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive loss.
(n) Goodwill
Goodwill represents the excess of the purchase consideration over the fair value of the identifiable assets acquired and the liabilities assumed
in business combination.
Goodwill is not amortized but is tested for impairment at the reporting unit level on an annual basis by the end of year, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Under ASC
350-20-35,
the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The quantitative impairment test is comparing the fair value of the reporting unit with its carrying amount. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.
Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

(o) Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. The Group recognized impairment losses on intangible assets from business combination of RMB56,778, nil, and nil for the years ended December 31, 2021, 2022 and 2023, respectively.
(p) Revenue recognition
The Group adopted ASC 606,
Revenue from Contracts with Customers
(“ASC 606”), for all periods presented. According to ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by estimates for return allowances, promotional discounts, rebates and value added tax (“VAT”).
Disaggregation of net revenues
For the years ended December 31, 2021, 2022 and 2023, substantially all of the Group’s net revenues were generated in the PRC. The following table provides information about disaggregated revenue by types:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Learning services	2,441,421	3,084,375	3,148,114

Tutoring services	2,271,036	2,886,126	2,914,064
Fee-based premium services	170,385	198,249	234,050
Smart devices	980,424	1,256,446	909,192
Online marketing services	593,949	672,361	1,331,902

Total net revenues	4,015,794	5,013,182	5,389,208

i) Learning services
Tutoring services
The Group offers various types of integrated learning services, which primarily cover a wide spectrum of topics and target people from broad age groups through its diverse offerings of tutoring courses and digital learning contents, foreign languages, professional and interest education services as well as IT computer skills, etc. The Group’s tutoring courses consist of online live streaming and other activities during the online live streaming period including teaching material, quiz banks, online chat rooms, summary of lessons after each class and interactions with both students and instructors. Once the online live streaming is completed, the Group also offers the customer a content playback service. With respect to the content playback service, the customer has unlimited access to previous online live streaming courses for a specified period. The services of online live streaming, playback service, as well as the other activities provided mentioned above are highly interdependent and interrelated in the context of the contract and are only considered accessory services to the online live streaming courses and therefore are not distinct and are not sold standalone. Therefore, the Group’s tutoring courses are accounted for as a single performance obligation. This performance obligation is satisfied over the learning period of the customers. Accordingly, the Group recognizes the revenues ratably over the estimated average learning period for different courses. The Group considers the average period that customers typically spend time on the courses and other learning behavior patterns to arrive at the best estimate for the estimated learning period for each course based on the estimated learning time customers spend on the courses, the expected number of times customers will take the courses and the similarities between newly-launched
courses and existing courses.
The Group’s tutoring courses also consist of online
pre-recorded
video courses, revenues are recognized ratably over the estimated average learning period for different courses, similar with the online live streaming courses.
The Group also offers digital learning contents to customers which are delivered together with online live streaming courses and customized planning services. The customers can either stream the digital learning contents online or download and watch them offline. The downloadable digital learning contents, streaming services, online live streaming courses and customized planning services are considered as distinct performance obligations in the contract. The transaction price is generally collected in advance and allocated to each performance obligation in the contract based on the relative standalone selling prices. The Group recognizes the revenues of downloadable digital learning contents as the performance obligation is satisfied upon the time of delivery. The revenues of streaming services and customized planning services are recognized ratably over the service period. For online live streaming courses, the revenues are recognized ratably over the estimated average learning period.
The estimated weighted average duration of learning periods is approximately ranged from five to six months for the years ended December 31, 2021, 2022 and 2023 for both online live streaming courses and online pre-recorded
video courses.
There is a refund policy provided to customers for tutoring services, depending on whether the course had commenced at the time of the refund request, the length of the course, the number of sessions that the

T
he Group determines the transaction price to be earned by estimating the refund liabilities based on historical refund ratio on a portfolio basis using the expected value method.
The Group also provides discount coupons to its customers for use in purchases on tutoring services, which are treated as a reduction of revenue when the related transaction is recognized.

Fee-based
premium services
Fee-based
premium services revenues, mostly operated on either consumption-basis or a monthly subscription basis, are derived principally from providing premium services of
Youdao Dictionary
,
Youdao Smart Cloud
, as well as translation services. Prepaid subscription fees collected from customers are deferred and are recognized as revenue on a straight-line basis by the Group over the subscription period, during which customers can access the premium services provided by the Group. Fees collected from customer to purchase translation services are recognized as revenue when related services are rendered. The Group also provides its customers the access to smart cloud system, through which customers could use automatic scanning, image recognition and speech recognition services. The Group recognizes the revenues related to smart cloud services based on a consumption basis or ratably over the service period.
ii) Smart devices
The Group sells smart devices such as
Youdao Dictionary Pen,
Youdao Listening Pod
and
Youdao Smart Learning Pad
to customers through retailers or distributors. The Group recognizes revenues when control of the goods is transferred to the customer, which generally occurs upon the delivery to the end customers or upon the delivery to distributors.
Along with certain learning services, the Group also provides devices such as
Youdao Smart Learning Terminal
to facilitate customers’ educational demand. For such situation, the Group has determined that the devices are a separate performance obligation under ASC 606, as customers can benefit from devices on their own and the Group’s promises to deliver devices is separately identifiable from learning services. The Group determines stand-alone selling price to each performance obligation in the approach of expected cost-plus margin. Revenue from devices is recognized when they are delivered to customers.
iii) Online marketing services
The Group derives its online marketing revenues principally from short-term contracts. The online marketing services with display period, the contracts may consist of multiple performance obligations with a typical term of less than three months. Each performance obligation generally represents different formats of advertisement, including but not limited to banners, text-links, videos, logos, buttons and rich media. In arrangements where the Group has multiple performance obligations, the transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Group generally determines stand-alone selling prices based on the prices charged to customers. If the performance obligation has not been sold separately, the Group estimates the stand-alone selling price by taking into consideration of the pricing for advertising areas of the Group’s platform with a similar popularities and advertisements with similar formats and quoted prices from competitors as well as other market conditions. Considerations allocated to each performance obligation is recognized as revenue over the individual advertisement display period, on a straight-line basis, which is usually within three months.

The Group also enters into
cost-per-click
(“CPC”) advertising arrangements with customers, under which the Group recognizes revenues based on the number of actions completed resulted from the advertisements, including but not limited to when users click on links. The Group provides a technology enhanced advertising solution to advertisers, including advising advertisers to optimize delivery strategies, choose delivery channels and spaces, select key words, etc. These advertising planning services are not distinct and not considered separate performance obligations, but rather part of the advertising performance obligations.
The Group’s online marketing services expand distribution of advertisers’ promotional links and advertisements by leveraging traffic on third parties’ internet properties, including web content, software, and mobile applications. The Group is the primary obligor to its advertisers as it is primarily responsible to the customers, bears inventory risk and has the discretion in establishing pricing. Payments made to operators of third-party internet properties are included in the traffic acquisition costs.
Certain customers may receive volume rebates, which are accounted for as variable consideration. The Group estimates annual expected revenue volume with reference to their historical results and reduce revenues recognized.
Practical expedients
The Group has used the following practical expedients as allowed under ASC 606:

(i)
The effects of a significant financing component have not been adjusted for contracts which the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

(ii)
The Group applied the portfolio approach in determining the learning period of the customers given that the effect of applying a portfolio approach to a group of students’ behaviors would not differ materially from considering each one of them individually.

Contract balances
Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment.

Contract liabilities
Contract liabilities refer to the deferred revenue and refund liabilities.
Deferred revenue is relating to the learning tuition, online marketing services and fee-based premium services with fees received from customers for which the Group’s revenue recognition criteria have not been met. Revenue recognized that was included in the deferred revenue balance at January 1, 2022 and January 1, 2023 amounted to RMB941,246 and RMB987,533, respectively.
As of December 31, 2023, the aggregate amount of transaction price allocated to unsatisfied performance obligations is RMB1,025.2 million which includes deferred revenue balances and amounts to be invoiced and recognized as revenue in future periods. The Group expects to recognize RMB1,008.9 million as revenue over the next 12 months. This balance does not include an estimate for variable consideration arising from sales rebates to advertising service customers.
Refund liabilities represent the consideration collected by the Group which it expects to refund to its customers according to refund policy. Refund liabilities are estimated based on the historical refund ratio for each of the revenue streams. The refund liabilities were not material, as of December 31, 2022 and 2023. In the event that the actual amount of refund made exceeds the estimation, such excessive amount will be deducted from net revenues.
(q) Cost of revenues
Cost of revenues primarily consists of the revenue sharing and payroll expenses to instructors and tutors, traffic acquisition costs, content costs, servers and bandwidth service fees and other direct costs of providing these services as well as costs of smart devices sold.
(r) Sales and marketing expenses
Sales and marketing expenses mainly consist of marketing and promotional expenses, payroll related expenses and third-party service fee for outsourced sales and marketing functions. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2021, 2022 and 2023, advertising expenses were RMB1,393.3 million, RMB1,479.0 million and RMB1,384.3 million, respectively.
(s) Research and development expenses
Research and development expenses mainly consist of personnel related expenses and technology service costs incurred for the learning courses and its development, as well as development and enhancement of the Group’s websites and applications platforms.
For internal use software, the Group expenses all costs incurred for the preliminary project stage and post implementation-operation stage of development, and costs associated with repair or maintenance of the existing platforms. Costs incurred in the application development stage are capitalized and amortized over the estimated useful life. Since the amount of the Group’s research and development expenses qualifying for capitalization has been immaterial, as a result, all development costs incurred for development of internal used software have been expensed as incurred.

For external use software, costs incurred for development of external use software have not been capitalized since the inception of the Group, because the period after the date technical feasibility is reached and the time when the software is marketed is short historically, and the amount of costs qualifying for capitalization has been immaterial.
No costs incurred for development of learning content, products and advertising services have been capitalized because the period after the date technical feasibility is reached and the time when relevant products and services are marketed is historically short.
(t) Share-based compensation
The Group grants options and restricted share units, or RSUs to its employees, directors and consultants with performance conditions and service conditions. In accordance with ASC 718,
Compensation-Stock Compensation
, the Group determines grants of options and RSUs to directors, employees and consultants, which are classified as equity awards and are measured at the grant date based on the fair value of the awards.
The Group adopts the binomial option pricing model to determine the fair value of share options. The determination of the fair value of share options is affected by the fair value of ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk free interest rates and expected dividends. Upon the completion of the IPO, the market price of the Company’s publicly traded ADSs is used as an indicator of fair value of ordinary shares for purposes of recording share-based compensation expenses. RSUs are measured based on the fair market value of the underlying ordinary shares on the dates of grant. Share-based compensation expenses for share options and RSUs granted with service conditions are recorded net of estimated forfeitures using graded-vesting method over the requisite service period, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.
The Group also recognizes compensation expenses on RSUs, granted by the Parent to the employees of the Group. RSUs are measured based on the fair market value of the underlying ordinary shares on the dates of grant. Share-based compensation expenses related are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period.
(u) Employee benefits
PRC Contribution Plan
Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and the VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB222,690, RMB322,168 and RMB321,025 for the years ended December 31, 2021, 2022 and 2023, respectively.

(v) Taxation
Income taxes
Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.
Uncertain tax positions
In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step
approach for the tax position measurement and financial statement recognition. Under the two-step
approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not, that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than
50
% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of operations and comprehensive loss. The Group did not have any significant unrecognized uncertain tax positions as of and for the years ended December 31, 2021, 2022 and 2023 nor did the Group recognize any related interest and penalties.
(w) Business combinations
The Group accounts for its business combination using the acquisition method of accounting in accordance with ASC 805,
Business Combinations
. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities assumed by the Group to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive loss. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded on the consolidated statements of operations and comprehensive loss.
If a business combination is under common control, the acquired assets and liabilities are recognized at their historical book value. The consolidated financial statements include the results of the acquired entities from the earliest date presented or, if more recent, from the date when the entities first came under common control, regardless of the date of the combination. Consolidated financial statements for prior years would also be retrospectively adjusted for periods during which the entities were under common control.
In a business combination achieved in stages, the Company remeasures its previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the re-measurement
gain or loss, if any, is recognized in others, net in the consolidated statements of operations and comprehensive loss.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons.
(x) Operating leases
The Group has operating leases primarily for office space. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. The Group elects not to recognize lease liabilities and associated right-of-use
assets for leases with a term of twelve months or less (“short-term leases”). Variable lease payments are the payments made by a lessee to a lessor for the right to use an underlying asset that vary because of changes in facts or circumstances occurring after the commencement date, other than the passage of time. Variable lease payments are recorded in the period in which the obligation for the payment is incurred. Other operating leases are included in operating lease right-of-use
assets, accrued liabilities and other payables, and long-term lease liabilities on the consolidated balance sheets.
The Group uses the implicit rate when readily determinable, or its incremental borrowing rate based on the information available, at the commencement date in determining the present value of lease payments. Certain leases include renewal options and/or termination options. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expenses are recorded on a straight-line basis over the lease term.
(y) Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

(z) Noncontrolling interests and Redeemable noncontrolling interests
For the Company’s majority-owned subsidiaries and VIEs, noncontrolling interests are recognized to reflect the portion of their equity that are not attributable, directly or indirectly, to the Company as the controlling shareholders.
The noncontrolling interest will continue to be attributed with its share of losses even if that attribution results in a deficit noncontrolling interest balance.
Redeemable noncontrolling interests represent redeemable equity interests issued by a VIE’s subsidiary of the Group to certain noncontrolling shareholders (Note 5), and have been classified as mezzanine classified noncontrolling interests in the consolidated financial statements as these interests are contingently redeemable upon the occurrence of certain conditional events, which is not solely within the control of the Group. The redeemable equity interests will automatically be forfeited upon the conditional events not occur in the agreed period. The accretion of the redeemable equity interests would be recognized when the redemption value is over the balance of noncontrolling interests.
(aa) Net loss per share
Net loss per share is computed in accordance with ASC 260,
Earnings per Share
. Basic net loss per share is computed by dividing net loss attributable to ordinary shareholders, by the weighted average number of ordinary shares outstanding during the year. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and preferred shares, unless they were anti-dilutive. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.
(bb) Statutory reserves
The Company’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable
reserve funds. In accordance with China’s Company Laws, the Company’s VIEs registered as Chinese domestic company make appropriations from their after-tax
profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”) to non-distributable
reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiaries registered as majority-owned or wholly-owned foreign investment enterprise (“FIE”) in China make appropriations from their annual after-tax
profit (as determined under PRC GAAP) to reserve funds including: (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

(cc) Comprehensive loss
Comprehensive loss is defined to include all changes in equity deficit of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive loss includes net loss and foreign currency translation adjustment of the Group.
(dd) Segment reporting
In accordance with ASC 280,
Segment Reporting
, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.
The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. As the Group’s long-lived assets are substantially all located in the PRC and the Group’s revenues are substantially derived from the PRC, no geographical segments are presented.
(ee) Recently issued accounting pronouncements not yet adopted
In November 2023, the FASB issued ASU 2023-07,
Segment Reporting (Topic 280):

Improvements to
Reportable Segment Disclosures
,

which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. This guidance is effective for fiscal years beginning after December 15, 2023, and for interim periods beginning after December 15, 2024, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on the consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09,
Income Taxes (Topics 740): Improvements to Income Tax Disclosures
to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. This guidance is effective for fiscal years beginning January 1, 2025, with early adoption permitted. The Group is currently evaluating the impact of the new guidance on the consolidated financial statements.